Supplemental Condensed Consolidating Financial Information	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Condensed Financial Information [Abstract]
Condensed Consolidating Statement Of Income [Text Block]
Condensed consolidating statements of income
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2012
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	1,792	1	3,381	(161)	5,013

Product sales	1,649	-	3,306	-	4,955
Interest, dividends and other	143	1	75	(161)	58

Costs and expenses	1,313	41	2,206	3	3,563

Production costs	843	-	1,518	-	2,361
Exploration costs	16	13	238	-	267
Related party transactions	(13)	-	-	-	(13)
General and administrative expenses/(recoveries)	171	(10)	54	(2)	213
Royalties paid	32	-	110	-	142
Market development costs	3	-	3	-	6
Depreciation, depletion and amortization	236	-	352	-	588
Impairment of assets	-	-	2	-	2
Interest expense	3	64	84	-	151
Accretion expense	8	-	16	-	24
Employment severance costs	5	-	3	-	8
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	9	(26)	-	5	(12)
Non-hedge derivative gain and movement on bonds	-	-	(174)	-	(174)

Income/(loss) before income tax provision	479	(40)	1,175	(164)	1,450
Taxation expense	(140)	(4)	(411)	-	(555)
Equity income in associates	15	3	-	-	18
Equity income/(loss) in subsidiaries	590	473	-	(1,063)	-
Income/(loss) from continuing operations	944	432	764	(1,227)	913
Preferred stock dividends	(44)	-	(44)	88	-
Net income/(loss)	900	432	720	(1,139)	913
Less: Net income attributable to noncontrolling interests	-	-	(13)	-	(13)

Net income/(loss) - attributable to AngloGold Ashanti	900	432	707	(1,139)	900

Comprehensive income	833	434	708	(1,130)	845
Comprehensive income attributable to noncontrolling interests	-	-	(12)	-	(12)
Comprehensive income attributable to AngloGold Ashanti	833	434	696	(1,130)	833

Condensed consolidating statements of income
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	2,007	-	2,983	(145)	4,845

Product sales	1,889	-	2,902	-	4,791
Interest, dividends and other	118	-	81	(145)	54

Costs and expenses	1,943	85	660	538	3,226

Production costs	824	-	1,327	-	2,151
Exploration costs	13	14	169	-	196
Related party transactions	(8)	-	-	-	(8)
General and administrative expenses/(recoveries)	186	36	17	(32)	207
Royalties paid	54	-	88	-	142
Market development costs	3	-	3	-	6
Depreciation, depletion and amortization	276	-	307	-	583
Impairment of assets	11	-	3	-	14
Interest expense	4	52	79	-	135
Accretion expense	9	-	12	-	21
Employment severance costs	7	-	3	-	10
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	564	(17)	(1,149)	570	(32)
Non-hedge derivative gain and movement on bonds	-	-	(199)	-	(199)

Income/(loss) before income tax provision	64	(85)	2,323	(683)	1,619
Taxation expense	(225)	(1)	(226)	-	(452)
Equity income in associates	47	6	-	-	53
Equity income/(loss) in subsidiaries	1,353	656	-	(2,009)	-
Income/(loss) from continuing operations	1,239	576	2,097	(2,692)	1,220
Preferred stock dividends	(51)	-	(52)	103	-
Net income/(loss)	1,188	576	2,045	(2,589)	1,220
Less: Net income attributable to noncontrolling interests	-	-	(32)	-	(32)

Net income/(loss) - attributable to AngloGold Ashanti	1,188	576	2,013	(2,589)	1,188

Comprehensive income	689	576	1,958	(2,508)	715
Comprehensive income attributable to noncontrolling interests	-	-	(26)	-	(26)
Comprehensive income attributable to AngloGold Ashanti	689	576	1,932	(2,508)	689

Supplemental Balance Sheet Disclosures [Text Block]
Condensed consolidating balance sheets
AT SEPTEMBER 30, 2012
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	1,101	3,189	3,979	(5,229)	3,040
Cash and cash equivalents	93	683	347	-	1,123
Restricted cash	1	-	60	-	61
Receivables, inter-group balances and other current assets	1,007	2,506	3,572	(5,229)	1,856
Property, plant and equipment, net	2,018	-	5,198	-	7,216
Acquired properties, net	156	-	608	-	764
Goodwill	-	-	209	(16)	193
Other intangibles, net	44	-	42	-	86
Other long-term inventory	-	-	174	-	174
Materials on the leach pad	-	-	430	-	430
Other long-term assets and deferred taxation assets	5,019	4,552	1,055	(9,291)	1,335

Total assets	8,338	7,741	11,695	(14,536)	13,238

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,321	1,579	4,475	(5,690)	1,685
Other non-current liabilities	52	-	41	(29)	64
Long-term debt	31	1,739	967	-	2,737
Derivatives	-	-	28	-	28
Deferred taxation liabilities	668	-	780	4	1,452
Provision for environmental rehabilitation	152	-	561	-	713
Other accrued liabilities	-	-	369	-	369
Provision for pension and other post-retirement medical benefits	190	-	14	-	204
Commitments and contingencies	-	-	-	-	-
Equity	5,924	4,423	4,460	(8,821)	5,986
Stock issued	13	5,065	937	(6,002)	13
Additional paid in capital	8,784	540	219	(759)	8,784
Accumulated (deficit)/profit	(2,010)	(1,178)	(979)	2,157	(2,010)
Accumulated other comprehensive income and reserves	(863)	(4)	4,222	(4,218)	(863)
Total AngloGold Ashanti stockholders' equity	5,924	4,423	4,399	(8,822)	5,924
Noncontrolling interests	-	-	61	1	62

Total liabilities and equity	8,338	7,741	11,695	(14,536)	13,238

Condensed consolidating balance sheets
AT DECEMBER 31, 2011
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	833	2,469	3,486	(4,157)	2,631
Cash and cash equivalents	388	458	266	-	1,112
Restricted cash	1	-	34	-	35
Receivables, inter-group balances and other current assets	444	2,011	3,186	(4,157)	1,484
Property, plant and equipment, net	1,940	-	4,183	-	6,123
Acquired properties, net	167	-	612	-	779
Goodwill	-	-	198	(16)	182
Other intangibles, net	9	-	22	-	31
Other long-term inventory	-	-	31	-	31
Materials on the leach pad	-	-	393	-	393
Other long-term assets and deferred taxation assets	4,362	3,558	815	(7,720)	1,015

Total assets	7,311	6,027	9,740	(11,893)	11,185

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	889	1,550	2,992	(4,512)	919
Other non-current liabilities	49	-	46	(32)	63
Long-term debt	33	994	1,446	-	2,473
Derivatives	-	-	93	-	93
Deferred taxation liabilities	641	-	596	5	1,242
Provision for environmental rehabilitation	147	-	506	-	653
Other accrued liabilities	-	-	35	-	35
Provision for pension and other post-retirement medical benefits	170	-	15	-	185
Commitments and contingencies	-	-	-	-	-
Equity	5,382	3,483	4,011	(7,354)	5,522
Stock issued	13	5,269	897	(6,166)	13
Additional paid in capital	8,740	435	219	(654)	8,740
Accumulated (deficit)/profit	(2,575)	(2,220)	(3,521)	5,741	(2,575)
Accumulated other comprehensive income and reserves	(796)	(1)	6,277	(6,276)	(796)
Total AngloGold Ashanti stockholders' equity	5,382	3,483	3,872	(7,355)	5,382
Noncontrolling interests	-	-	139	1	140

Total liabilities and equity	7,311	6,027	9,740	(11,893)	11,185

Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
Condensed consolidating statements of cash flows
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2012
(unaudited)
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	687	(524)	1,211	(88)	1,286
Net income/(loss)	900	432	720	(1,139)	913
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	13	(26)	10	5	2
Depreciation, depletion and amortization	236	-	352	-	588
Impairment of assets	-	-	2	-	2
Deferred taxation	36	-	99	-	135
Other non cash items	(1,015)	(469)	347	1,046	(91)
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	2	-	21	-	23

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	577	(489)	(88)	-	-
Receivables	(27)	-	(159)	-	(186)
Inventories	(40)	-	(160)	-	(200)
Accounts payable and other current liabilities	5	28	67	-	100

Net cash used in investing activities	(751)	(177)	(891)	-	(1,819)
Increase in non-current investments	(3)	(197)	(97)	-	(297)
Net associates and equity accounted joint ventures loans advanced	-	-	(63)	-	(63)
Additions to property, plant and equipment	(377)	-	(758)	-	(1,135)
Acquisition of subsidiary and loan	(335)	-	-	-	(335)
Interest capitalized and paid	-	-	(8)	-	(8)
Expenditure on intangible assets	(36)	-	(16)	-	(52)
Proceeds on sale of mining assets	-	-	4	-	4
Proceeds on sale of investments	-	20	73	-	93
Cash of subsidiary acquired	-	-	5	-	5
Change in restricted cash	-	-	(31)	-	(31)

Net cash (used)/generated by financing activities	(235)	926	(235)	88	544
Repayments of debt	-	(200)	(12)	-	(212)
Issuance of stock	2	(99)	99	-	2
Proceeds from debt	-	949	263	-	1,212
Debt issue costs	-	(21)	(8)	-	(29)
Acquisition of noncontrolling interest	-	-	(215)	-	(215)
Dividends (paid)/received	(237)	297	(362)	88	(214)

Net (decrease)/increase in cash and cash equivalents	(299)	225	85	-	11
Effect of exchange rate changes on cash	4	-	(4)	-	-
Cash and cash equivalents – January 1,	388	458	266	-	1,112
Cash and cash equivalents – September 30,	93	683	347	-	1,123

Condensed consolidating statements of cash flows
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011
(unaudited)
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	1,016	57	981	(103)	1,951
Net income/(loss)	1,188	576	2,045	(2,589)	1,220
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	565	(17)	(1,088)	570	30
Depreciation, depletion and amortization	276	-	307	-	583
Impairment of assets	11	-	3	-	14
Deferred taxation	176	-	6	-	182
Other non cash items	(1,455)	(635)	19	1,916	(155)
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	1	-	49	-	50

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	144	117	(261)	-	-
Receivables	20	-	(28)	-	(8)
Inventories	22	-	(141)	-	(119)
Accounts payable and other current liabilities	68	16	70	-	154

Net cash used in investing activities	(373)	(72)	(658)	-	(1,103)
Increase in non-current investments	(31)	(69)	(115)	-	(215)
Net associates and equity accounted joint ventures loans advanced	-	(3)	(10)	-	(13)
Additions to property, plant and equipment	(352)	-	(587)	-	(939)
Expenditure on intangible assets	(6)	-	-	-	(6)
Proceeds on sale of mining assets	5	-	7	-	12
Proceeds on sale of investments	-	-	79	-	79
Proceeds on disposal of subsidiary	9	-	-	-	9
Cash of subsidiary disposed	-	-	(11)	-	(11)
Loans receivable repaid	3	-	-	-	3
Change in restricted cash	(1)	-	(21)	-	(22)

Net cash (used)/generated by financing activities	(235)	226	(347)	103	(253)
Repayments of debt	(98)	(150)	(11)	-	(259)
Issuance of stock	3	110	(110)	-	3
Proceeds from debt	-	100	6	-	106
Dividends (paid)/received	(140)	166	(232)	103	(103)

Net increase/(decrease) in cash and cash equivalents	408	211	(24)	-	595
Effect of exchange rate changes on cash	(89)	-	(17)	-	(106)
Cash and cash equivalents – January 1,	152	114	320	-	586
Cash and cash equivalents – September 30,	471	325	279	-	1,075